Derivative Liabilities - Schedule of Derivative Liability (Details)	12 Months Ended
Jul. 31, 2016 $ / shares
Closing price per share of common stock	$ 1.01
Exercise price per share	$ 0.45
Volatility	90.00%
Risk-free interest rate	1.00%
Dividend yield	0.00%
Expected term of underlying securities (years)	4 years 3 months 18 days
On Issuance [Member]
Exercise price per share	$ 0.45
Volatility	90.00%
Dividend yield	0.00%
On Issuance [Member] | Minimum [Member]
Closing price per share of common stock	$ 0.87
Risk-free interest rate	1.70%
Expected term of underlying securities (years)	5 years
On Issuance [Member] | Maximum [Member]
Closing price per share of common stock	$ 0.75
Risk-free interest rate	0.10%
Expected term of underlying securities (years)	6 months